Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Segment Transactions shares	Dec. 31, 2014 USD ($) Transactions shares	Dec. 31, 2013 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of reportable operating segment | Segment	1
Number of unsettled transactions | Transactions	0	0
Loans held-for-sale	$ 0	$ 4,100,000
Commercial loans and commercial real estate loans placed on non-accrual status	90 days
Goodwill impairment	$ 0	0	$ 0
Carrying amount of goodwill	38,188,000	38,188,000
Investments in general account	27,800,000
Investments in separate account	53,400,000
Bank owned life insurance (BOLI)	$ 81,175,000	$ 79,132,000
Treasury stock | shares	217,738	284,927
Stock-based incentive plan, options expiry term	10 years
Stock Option granted exercise period	10 years
Deferred tax assets valuation allowance	$ 128,793,000	$ 132,646,000
Deferred tax liability net of valuation allowance	$ 1,524,000	$ 1,514,000
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquent loans charge-off	180 days
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquent loans charge-off	180 days
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquent loans charge-off	180 days
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential real estate loans placed on non-accrual status	90 days
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans delayed before impairment period	90 days